S000070683 [Member] N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PERPETUAL AMERICAS FUNDS TRUST
Entity Central Index Key	0001830437
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Feb. 01, 2026